CONVERTIBLE DEBT (Tables)	6 Months Ended
Jun. 30, 2018
Schedule of Changes of Long-term Convertible Debt
The changes of the long-term convertible debt in the six months ended June 30, 2018 were as follows:

Balance as of January 1, 2018	$25,353

Change in accrued interest	489
Change in fair value	(992)
Payment of interest	(612)
Payment of principal	(8,167)

Balance as of June 30, 2018 *	$16,071

* Includes accrued interest of $196

Convertible Debt [Member]
Schedule of Aggregate Principal Annual Payments	As of June 30, 2018, the aggregate principal annual payments of the bonds are as follows:
Repayment amount

2019	7,862
2020	7,862

$15,724